Invested and working capital (Tables)	12 Months Ended
Jun. 30, 2023
Invested and working capital [Abstract]
Cash Assets
4.1.	Cash assets

	06/30/2023	06/30/2022	06/30/2021
	$’000	$’000	$’000

Cash at bank	16,238	69,150	62,475
Short term deposits	36,471	25,027	-
Total cash assets	52,709	94,177	62,475
Cash flow reconciliation
Reconciliation of net cash outflow from operating activities to operating loss after tax
Loss for the period	(6,391)	(8,503)	(14,042)
Adjustments to reconcile profit to net cash flows:
Depreciation	52	173	176
Exploration expenditure written-off	45	17	34
Share-based payments	1,378	1,456	1,536
Net foreign exchange differences - unrealized	(1,811)	(3,392)	7,346
Interest income	(1,484)	(61)	(29)
Interest expense	9	5	3
Change in assets and liabilities during the financial year:
Decrease / (Increase) in trade and other receivables	(87)	141	(232)
(Decrease) / increase in provisions and employee benefits	(130)	241	-
Increase in accounts payable	350	578	360
Net cash used in operating activities	(8,069)	(9,345)	(4,848)

Receivables
4.2.	Receivables

	06/30/2023	06/30/2022	06/30/2021
	$’000	$’000	$’000
Current
Interest receivable	-	11	-
Other debtors	246	101	5
Prepayments	107	29	248
Total current trade and other receivables	353	141	253

Non-current
Other debtors	307	195	200
Total non-current trade and other receivables	307	195	200

Total current and non-current trade and other receivables	660	336	453

Information Related to Plant and Equipment
4.3.	Plant and equipment

Plant and equipment - at cost	629	56	63
Less accumulated depreciation	(107)	(56)	(61)
Total plant and equipment	522	-	2

Reconciliation of the movement
Opening balance	-	2	7
Additions	601	3	5
Disposals	(27)
Depreciation expense	(52)	(5)	(10)
Closing balance	522	-	2

Right of Use Asset
4.4.	Right of Use Asset

	06/30/2023	06/30/2022	06/30/2021
	$’000	$’000	$’000
Premises - at cost	356	352	349
Less accumulated amortization	(154)	(107)	(117)
Total Right of Use Asset	202	245	232

Reconciliation of the movement
Opening balance	245	232	221
Additions	161	194	173
Disposals	-	-	(133)
Amortization expense	(206)	(169)	(34)
Foreign exchange translation difference	2	(12)	5
Closing balance	202	245	232

Exploration and Evaluation Expenditure
	06/30/2023	06/30/2022	06/30/2021
	$’000	$’000	$’000

Exploration and evaluation expenditure	152,226	118,487	85,988
Reconciliation of movement
Opening balance	118,487	85,988	65,078
Additions - Rhyolite Ridge	33,579	32,049	20,905
Exploration expenditure - non core	205	467	39
Exploration expenditure - written off	(45)	(17)	(34)
Carrying amount at the end of the financial year	152,226	118,487	85,988

Payables
4.6.	Payables

Current
Trade creditors and other payables	6,805	7,878	4,065
Accrued expenses	1,535	916	904
Lease Liabilities	134	168	188
Total current payables	8,474	8,962	5,157

Non-current
Lease Liabilities	78	87	59
Total non-current payables	78	87	59
Total current and non-current payables	8,552	9,049	5,216

Provisions	Employee entitlements
	06/30/2023	06/30/2022	06/30/2021
	$’000	$’000	$’000

Current
Provision for employee benefits	368	497	256
Total provisions	368	497	256